Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of leases [Line Items]
Commitments for leases not yet commenced	$ 506	$ 844
Bottom of range [member] | Buildings [member]
Disclosure of leases [Line Items]
Lease term	10 years
Bottom of range [member] | Ships [member]
Disclosure of leases [Line Items]
Lease term	4 years
Top of range [member] | Ships [member]
Disclosure of leases [Line Items]
Lease term	10 years